UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/03

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	July 21 2003


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:  33,376,057



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   856479 17497823.000SH    SOLE             16088343.000       1409480.000
                                                            203892 1580800.000SH     OTHER                   0.000       1580800.000
Abbott Laboratories            COM              002824100    14269 396956.000SH      SOLE               265956.000        131000.000
American Int'l Group           COM              026874107   963166 25127382.000SH    SOLE             21884448.000       3242934.000
                                                            178535 3235500.000SH     OTHER                   0.000       3235500.000
Amgen                          COM              031162100  1061307 26018444.000SH    SOLE             22891767.000       3126677.000
                                                            241452 3661700.000SH     OTHER                   0.000       3661700.000
Baker Hughes Inc               COM              057224107   303734 9241064.000SH     SOLE              7162604.000       2078460.000
                                                             56384 1679600.000SH     OTHER                   0.000       1679600.000
Berkshire Hathaway Inc-Cl A    COM              084670108      580    8.000SH        SOLE                    7.000             1.000
Caterpillar Inc                COM              149123101   380480 9858218.000SH     SOLE              8582399.000       1275819.000
                                                             77206 1387100.000SH     OTHER                   0.000       1387100.000
Cisco Systems                  COM              17275R102      236 14070.000SH       SOLE                12170.000          1900.000
Citigroup Inc.                 COM              172967101   635568 18045509.999SH    SOLE             15435120.999       2610389.000
                                                            111067 2595033.000SH     OTHER                   0.000       2595033.000
Coca-Cola Co                   COM              191216100  1162533 31909318.000SH    SOLE             27545131.000       4364187.000
                                                            281175 6058500.000SH     OTHER                   0.000       6058500.000
Colgate-Palmolive Co           COM              194162103  1323042 33941364.000SH    SOLE             29581211.000       4360153.000
                                                            283520 4892500.000SH     OTHER                   0.000       4892500.000
Costco Wholesale Corp-New      COM              22160K105   293040 8800524.000SH     SOLE              7465336.000       1335188.000
                                                             62059 1695600.000SH     OTHER                   0.000       1695600.000
Disney, Walt Co                COM              254687106  1175145 44102764.000SH    SOLE             36038545.000       8064219.000
                                                            180160 9122000.000SH     OTHER                   0.000       9122000.000
E M C Corp Mass                COM              268648102       80 838.000SH         SOLE                  838.000
Electronic Arts, Inc.          COM              285512109   580270 13692661.000SH    SOLE             12112643.000       1580018.000
                                                            131948 1785500.000SH     OTHER                   0.000       1785500.000
Eli Lilly & Co                 COM              532457108   767867 18454739.000SH    SOLE             16286739.000       2168000.000
                                                            180612 2618700.000SH     OTHER                   0.000       2618700.000
Exxon Mobil Corp               COM              30231G102      983 27380.000SH       SOLE                22160.000          5220.000
Fannie Mae                     COM              313586109      405 6000.000SH        SOLE                 6000.000
First Data Corp                COM              319963104   427983 12262769.000SH    SOLE             10522659.000       1740110.000
                                                             86415 2085300.000SH     OTHER                   0.000       2085300.000
Gannett Inc Com                COM              364730101   870567 20364919.000SH    SOLE             18153744.000       2211175.000
                                                            204706 2665100.000SH     OTHER                   0.000       2665100.000
Genentech, Inc.                COM              368710406   180696 2505485.000SH     SOLE              1936210.000        569275.000
General Electric Co            COM              369604103      869 30311.000SH       SOLE                30011.000           300.000
Gillette Co                    COM              375766102  1175920 37087232.000SH    SOLE             31184467.000       5902765.000
                                                            218556 6859900.000SH     OTHER                   0.000       6859900.000
Global SantaFe Corporation     COM              G3930E101      740 17272.000SH       SOLE                17272.000
Goldman Sachs Group            COM              38141G104      553 6600.000SH        SOLE                 6600.000
H & R Block                    COM              093671105     8548 249373.000SH      SOLE               224923.000         24450.000
Int'l Business Machines        COM              459200101      273 3304.000SH        SOLE                 3304.000
Intel Corp                     COM              458140100      559 26880.000SH       SOLE                18660.000          8220.000
Johnson & Johnson              COM              478160104  1144803 30298705.000SH    SOLE             26313406.000       3985299.000
                                                            267010 5164600.000SH     OTHER                   0.000       5164600.000
Kohls Corp Com                 COM              500255104   387301 10326585.000SH    SOLE              8973200.000       1353385.000
                                                             78355 1525000.000SH     OTHER                   0.000       1525000.000
Lauder Estee Cos Inc Cl A      COM              518439104     2437 72690.000SH       SOLE                67265.000          5425.000
Lowe's Companies               COM              548661107      412 9600.000SH        SOLE                 9600.000
Marriott Int'l, Inc Cl-A       COM              571903202   758241 22395863.000SH    SOLE             19001911.000       3393952.000
                                                            142077 3698000.000SH     OTHER                   0.000       3698000.000
Marsh & McLennan               COM              571748102   748486 20110737.000SH    SOLE             17361285.000       2749452.000
                                                            135141 2646200.000SH     OTHER                   0.000       2646200.000
Masco Corp                     COM              574599106  1106346 38642580.000SH    SOLE             31917266.000       6725314.000
                                                            185517 7778500.000SH     OTHER                   0.000       7778500.000
Medtronic Inc                  COM              585055106  1360927 37181664.000SH    SOLE             32018767.000       5162897.000
                                                            282395 5886900.000SH     OTHER                   0.000       5886900.000
Microsoft Corp                 COM              594918104   380351 13134187.000SH    SOLE             10724837.000       2409350.000
                                                             61439 2396200.000SH     OTHER                   0.000       2396200.000
Molex Inc                      COM              608554101     4180 112776.000SH      SOLE               112776.000
Molex Cl A (Non-Vtg)           COM              608554200      695 30025.000SH       SOLE                30025.000
Newell Rubbermaid Inc.         COM              651229106   818914 27058626.000SH    SOLE             22536874.000       4521752.000
                                                            149190 5328200.000SH     OTHER                   0.000       5328200.000
Nokia Corp Sponsored ADR       COM              654902204  1274407 49220603.000SH    SOLE             40578228.000       8642375.000
                                                            175459 10679200.000SH    OTHER                   0.000      10679200.000
Omnicom Group                  COM              681919106   385466 9203961.000SH     SOLE              8153921.000       1050040.000
                                                             72460 1010600.000SH     OTHER                   0.000       1010600.000
Oracle Corporation             COM              68389X105   541767 23962920.000SH    SOLE             19538435.000       4424485.000
                                                             65368 5442800.000SH     OTHER                   0.000       5442800.000
Pepsico Inc                    COM              713448108   805733 22576550.000SH    SOLE             19369314.000       3207236.000
                                                            161402 3627000.000SH     OTHER                   0.000       3627000.000
Pfizer Inc                     COM              717081103  1579705 48613360.000SH    SOLE             41012461.000       7600899.000
                                                            306352 8970780.000SH     OTHER                   0.000       8970780.000
Procter & Gamble Co            COM              742718109  1094720 24539524.000SH    SOLE             22062539.000       2476985.000
                                                            264321 2963900.000SH     OTHER                   0.000       2963900.000
Qualcomm Inc Com               COM              747525103  1032427 31132564.000SH    SOLE             26321364.000       4811200.000
                                                            194604 5414700.000SH     OTHER                   0.000       5414700.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      207 4430.000SH        SOLE                 2830.000          1600.000
Schlumberger                   COM              806857108  1185002 32640764.000SH    SOLE             28582040.000       4058724.000
                                                            275816 5798100.000SH     OTHER                   0.000       5798100.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
State Street Corp.             COM              857477103      221 5600.000SH        SOLE                    0.000          5600.000
SunTrust Banks Inc             COM              867914103     1033 17400.000SH       SOLE                    0.000         17400.000
Transocean, Inc.               COM              G90078109   373949 13338606.000SH    SOLE             11099456.000       2239150.000
                                                             68709 3127400.000SH     OTHER                   0.000       3127400.000
United Parcel Service-Cl B     COM              911312106   658320 16347872.000SH    SOLE             14369498.000       1978374.000
                                                            150554 2363480.000SH     OTHER                   0.000       2363480.000
Wells Fargo & Co New           COM              949746101      801 15900.000SH       SOLE                15100.000           800.000
Wrigley, (Wm) Jr Cl B          COM              982526105     9147 162675.000SH      SOLE               131475.000         31200.000
Montag & Caldwell Growth N Fun                  00078H299      311 15457.671SH       SOLE                    0.000         15457.671
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